Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group are listed as below:

Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited

Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Li Ke	Director

(a) Amounts due from related parties

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Youche Jingpin	20	20	3
Shanghai Youcang	111	100	13
Jia Li	-	248	35
Bingyi Zhao	11	38	5
	142	406	56

(b) Amounts due to related parties

	December 31, 2023	June 30, 2024
	RMB	RMB	US$
		(Unaudited)
Li Ke	4,170	-	-
Jia Li	582	-	-
Bingyi Zhao	673	291	40
Hangzhou Youyue	6	-	-
	5,431	291	40

17. RELATED PARTY TRANSACTIONS

Major related parties that transacted with the Group and their respective relationship to the Group listed as below:

Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Shanghai Youzhuan Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhuan”)	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile”	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”)	An affiliate of Jia Li
Qingshan Wei	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”)	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”)	An affiliate of Jia Li
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”)	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Ke Li	Director of U Power Limited

(a)	Amounts due from related parties

	As of December 31,
	2022	2023
	RMB	RMB	US$
Youche Jingpi	20	20	3
Shanghai Youcang	100	111	15
Bingyi Zhao	-	11	2
	120	142	20
(b)	Amounts due to related parties

	As of December 31,
	2022	2023
	RMB	RMB	US$
Li Ke	-	4,170	587
Jia Li	228	582	82
Bingyi Zhao	23	673	95
Hangzhou Youyue	-	6	1
	251	5,431	765